Diversified Value Portfolio
Schedule of Investments (unaudited)
As of March 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.1%)
Communication Services (6.5%)
*	Alphabet Inc. Class A	339,008	51,166
	Comcast Corp. Class A	256,068	11,101
	Walt Disney Co.	60,922	7,454
*	Warner Bros Discovery Inc.	389,579	3,401
	Vodafone Group plc ADR	373,549	3,325
	Omnicom Group Inc.	29,391	2,844
	Paramount Global Class B	136,100	1,602
			80,893
Consumer Discretionary (9.3%)
*	Amazon.com Inc.	288,045	51,958
	General Motors Co.	344,783	15,636
	McDonald's Corp.	39,025	11,003
	Home Depot Inc.	27,726	10,636
*	Aptiv plc	106,811	8,507
	Magna International Inc.	140,675	7,664
	NIKE Inc. Class B	52,317	4,917
	Booking Holdings Inc.	700	2,539
	BorgWarner Inc. (XNYS)	63,400	2,203
*	Adient plc	49,337	1,624
			116,687
Consumer Staples (4.4%)
	Coca-Cola Co.	179,766	10,998
	Procter & Gamble Co.	64,612	10,483
	Unilever plc ADR	189,693	9,521
	Mondelez International Inc. Class A	98,833	6,918
	Sysco Corp.	83,204	6,754
	Estee Lauder Cos. Inc. Class A	39,211	6,044
	Conagra Brands Inc.	98,500	2,920
	Anheuser-Busch InBev SA ADR	13,800	839
			54,477
Energy (8.5%)
	Chevron Corp.	111,470	17,583
	ConocoPhillips	136,933	17,429
	APA Corp.	459,623	15,802
	Marathon Oil Corp.	446,407	12,651
	NOV Inc.	455,615	8,894
	Shell plc ADR	128,636	8,624
	Ovintiv Inc. (XNYS)	111,200	5,771
	Pioneer Natural Resources Co.	14,910	3,914
	Halliburton Co.	94,079	3,709
	Cenovus Energy Inc.	177,900	3,556

		Shares	Market Value ($000)
	Baker Hughes Co.	97,300	3,259
	Murphy Oil Corp.	61,440	2,808
	Schlumberger NV	42,800	2,346
			106,346
Financials (21.8%)
	Wells Fargo & Co.	469,288	27,200
	Bank of America Corp.	677,573	25,694
	Visa Inc. Class A	90,531	25,265
	Intercontinental Exchange Inc.	164,847	22,655
	Citigroup Inc.	303,803	19,213
	American Express Co.	75,865	17,274
	Marsh & McLennan Cos. Inc.	60,010	12,361
	Fidelity National Information Services Inc.	162,900	12,084
	US Bancorp	264,500	11,823
	Hartford Financial Services Group Inc.	110,100	11,346
	American International Group Inc.	144,502	11,296
	Citizens Financial Group Inc.	307,661	11,165
	Goldman Sachs Group Inc.	22,690	9,477
	Charles Schwab Corp.	122,637	8,872
	Bank of New York Mellon Corp.	141,834	8,172
	Chubb Ltd.	28,291	7,331
	State Street Corp.	87,210	6,743
	Corebridge Financial Inc.	210,400	6,045
	Blackstone Inc.	44,046	5,786
	Commerce Bancshares Inc.	78,840	4,194
	Discover Financial Services	23,700	3,107
	Capital One Financial Corp.	20,500	3,052
	First Citizens BancShares Inc. Class A	1,482	2,423
			272,578
Health Care (14.1%)
	Medtronic plc	236,522	20,613
	UnitedHealth Group Inc.	33,950	16,795
	Johnson & Johnson	100,530	15,903
	Thermo Fisher Scientific Inc.	25,274	14,689
	Elevance Health Inc.	28,081	14,561
	CVS Health Corp.	173,226	13,817
	Danaher Corp.	48,592	12,134
*	Boston Scientific Corp.	137,324	9,405
	GE Healthcare Inc.	98,617	8,965
*	IQVIA Holdings Inc.	30,933	7,823
	Zoetis Inc.	39,420	6,670
*	Centene Corp.	80,460	6,314
	Humana Inc.	18,149	6,293
	HCA Healthcare Inc.	17,800	5,937
	Cigna Group	14,100	5,121
	Zimmer Biomet Holdings Inc.	22,911	3,024
	GSK plc ADR	60,732	2,604
	Laboratory Corp. of America Holdings	11,300	2,469
	Sanofi SA ADR	50,164	2,438
			175,575
Industrials (8.8%)
	Honeywell International Inc.	59,090	12,128
	Waste Management Inc.	54,698	11,659
*	Boeing Co.	56,593	10,922
	Norfolk Southern Corp.	42,627	10,864
	FedEx Corp.	31,633	9,165
	Cummins Inc.	25,451	7,499

		Shares	Market Value ($000)
	HEICO Corp.	36,591	6,989
	RTX Corp.	68,800	6,710
	Caterpillar Inc.	17,164	6,289
	General Electric Co.	34,752	6,100
	CNH Industrial NV	414,634	5,374
	Nordson Corp.	16,149	4,434
	PACCAR Inc.	34,980	4,334
	General Dynamics Corp.	9,700	2,740
	Timken Co.	27,700	2,422
*	Fluor Corp.	51,050	2,158
			109,787
Information Technology (18.5%)
	Microsoft Corp.	171,836	72,295
	Apple Inc.	121,827	20,891
	Applied Materials Inc.	73,466	15,151
	Telefonaktiebolaget LM Ericsson ADR	2,673,215	14,729
	Amphenol Corp. Class A	126,936	14,642
*	F5 Inc.	76,300	14,466
	Accenture plc Class A	35,908	12,446
	Analog Devices Inc.	55,830	11,043
	Broadcom Inc.	7,616	10,094
	Salesforce Inc.	23,570	7,099
*	Adobe Inc.	12,709	6,413
	Marvell Technology Inc.	78,105	5,536
	Micron Technology Inc.	44,300	5,222
	TE Connectivity Ltd.	33,460	4,860
	Corning Inc.	139,830	4,609
	Oracle Corp.	27,664	3,475
	CDW Corp.	13,403	3,428
	Cognizant Technology Solutions Corp. Class A	33,200	2,433
*	Snowflake Inc. Class A	9,207	1,488
			230,320
Materials (1.3%)
	Avery Dennison Corp.	35,459	7,916
	Olin Corp.	112,600	6,621
	International Paper Co.	37,197	1,451
			15,988
Real Estate (1.2%)
	Prologis Inc.	113,922	14,835
Utilities (0.7%)
	PPL Corp.	327,755	9,023
Total Common Stocks (Cost $960,935)			1,186,509
Temporary Cash Investments (4.6%)
Money Market Fund (4.6%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $56,609)	566,138	56,602
Total Investments (99.7%) (Cost $1,017,544)			1,243,111
Other Assets and Liabilities—Net (0.3%)			4,330
Net Assets (100%)			1,247,441
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	129	34,240	739
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.